SiM Dynamic Allocation Balanced Income Fund (Prospectus Summary) | SiM Dynamic Allocation Balanced Income Fund
SiM Dynamic Allocation Balanced Income Fund (the "Balanced Fund")
Investment Objective
The Balanced Fund seeks to provide total return through both capital appreciation and growth of income.

Fees and Expenses of the Balanced Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SiM Funds. More information about these and other discounts is available from your financial professional and in the "Shareholder Information" section on page 23 of the Fund's Prospectus and the "Additional Purchase and Redemption
Information" section on page 31 of the Fund's SAI.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees SiM Dynamic Allocation Balanced Income Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	none	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SiM Dynamic Allocation Balanced Income Fund		Class A	Class C	Class I
Management Fees		0.75%	0.75%	0.75%
Distribution and Service (Rule 12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	1.24%	1.24%	1.24%
Acquired Fund Fees and Expenses	[1]	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses		2.48%	3.23%	2.23%
Less: Fee Waiver and/or Expense Reimbursement		(0.89%)	(0.89%)	(0.89%)
Net Annual Fund Operating Expenses	[2]	1.59%	2.34%	1.34%
[1]	Other expenses and AFFE are each based on estimated amounts for the current fiscal year.
[2]	The Adviser has contractually agreed to waive a portion or all of its management fees and/or pay Fund expenses in order to limit the Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) to 1.35%, 2.10% and 1.10% of average daily net assets of the Fund's Class A, Class C and Class I shares, respectively (the "Expense Cap"). The Expense Cap will remain in effect through at least August 28, 2012, and may be terminated only by the Board. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the
Balanced Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap only in the first year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example SiM Dynamic Allocation Balanced Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class A	703	1,200
Class C	337	912
Class I	136	612

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
SiM Dynamic Allocation Balanced Income Fund Class C	237	912

Portfolio Turnover
The Balanced Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies of the Balanced Fund
The Balanced Fund is considered a "fund-of-funds" that seeks to achieve its investment objective by primarily investing in ETFs and other exchange-traded products such as ETNs, exchange-traded trusts and closed-end funds
(collectively, with ETFs and ETNs, "Underlying ETPs"), that offer diversified exposure to various different types of investments, regions and sectors. The
Underlying ETPs can invest in many different types of investments, such as equities (including common stocks and convertible securities), debt securities of all maturities and ratings (including corporate and government debt securities as well as mortgage-backed securities, preferred stocks, and high yield securities ("junk bonds")), commodities and REITs. The Underlying ETPs may also have exposure to different global regions, foreign countries (including emerging markets), and investment styles (all market capitalizations, as well as both value and growth securities).

In addition to investing in Underlying ETPs, the Balanced Fund may also invest a portion of its portfolio directly in REITs and Individual Fixed Income
Securities of any maturity, some of which could include investment grade and below investment grade (such as BBB or lower by Standard & Poor's Ratings
Services or Fitch Ratings and/or Baa or lower by Moody's Investors Service,
Inc.) securities (known as "high yield securities" or "junk bonds"). Individual
Fixed Income Securities in which the Balanced Fund may invest include: corporate bonds, preferred stock, bank and senior loans, emerging market debt and Rule
144A securities.

The Balanced Fund seeks to offer the potential for total return from a balanced level of income and capital growth, with exposure to a medium level of principal risk. The Balanced Fund generally invests at least 50% of its net assets in equity securities and at least 25% its net assets in fixed income securities. No more than half of the fixed income securities will be invested in high yield securities, whether through the Underlying ETPs or in Individual Fixed Income
Securities.

The Balanced Fund allocates its investments in the Fund Assets in accordance with the Adviser's outlook for the economy, the financial markets and the relative market valuations of the Fund Assets. The Adviser's outlook is based on the Adviser's research regarding market forces affecting the economy, capital markets, and potential investment sectors, and the Adviser's analysis of historical and projected risk, return, and correlation between the asset classes considered for each Fund. The Adviser then examines a number of possible Fund portfolio compositions of available ETF and individual fixed income security holdings. For potential ETF investments, the Adviser analyzes every individual underlying security within each potential ETF investment. In assessing the underlying ETF holdings, the Adviser analyzes equity styles, sectors, industries, countries, and capitalizations, as well as bond ratings, maturities, and interest rates. The Balanced Fund will sell Fund Assets or reduce investment exposure among market segments, if appropriate, when the Adviser's research methodology as described above indicates a low relative strength of a particular asset class, equity/fixed income style, size, sector, industry, or country market segment, and that such market segment(s) is likely to underperform the market as a whole.

Principal Risks of Investing in the Balanced Fund
Losing all or a portion of your investment is a risk of investing in the
Balanced Fund. The following additional risks could affect the value of your investment:

Asset Allocation Risk. The selection of the Fund Assets, and the allocation of the Fund Assets among the various market segments, may cause the Balanced
Fund to underperform other funds with a similar investment objective that do not employ an asset allocation strategy. Because the risks and returns of different asset classes can vary widely over any given time period, the Balanced Fund's performance could suffer if a particular asset class does not perform as expected.

Closed-End Fund Risk. Secondary market trading prices of shares of closed-end funds should be expected to fluctuate and such prices may be higher or lower than the NAV of a closed-end fund's portfolio holdings. There can be no guarantee that shares of a closed-end fund held by the Balanced Fund will not trade at a persistent and ongoing discount. Nor can there be any guarantee that an active market in shares of closed-end funds held by the Balanced Fund will exist. The Balanced Fund may not be able to sell closed-end fund shares at a price equal to the NAV of the closed-end fund.

Exchange-Traded Investments Risk. The Balanced Fund may invest in ETFs and
ETNs.While the risks of owning shares of an ETF or ETN generally reflect the risks of owning the underlying investments of the ETF or ETN, lack of liquidity in an ETF or ETN can result in its value being more volatile than the underlying portfolio investments.  While ETFs and ETNs have historically traded at or near the value of their underlying assets, there is no guarantee that they will continue to do so and such shares can trade at prices higher or lower than the value of their underlying assets.

Market Risk. The value of securities the Balanced Fund holds or the overall stock market may decline over short or extended periods, which may cause the value of your investment in the Balanced Fund to decrease.

Individual Fixed Income Securities Risk. The following risks associated with the
Balanced Fund's investment in fixed income securities are also applicable to the
Underlying ETPs:

o  Credit Risk. The risk that a decline in the credit quality of an investment could cause the Fund's share price to fall. The Fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations.

o  Fixed Income Risk. The risk that the securities may be paid off earlier or later than expected. Either situation could cause the Fund to hold securities paying lower-than-market rates of interest, which could affect the Fund's yield or share price, sometimes negatively.

o  High Yield Risk. The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"). High yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer's continuing ability to make principal and interest payments.

o  Interest Rate Risk. The risk that an increase in interest rates typically causes a decline in the value of fixed income and other debt securities. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities.

Real Estate Investment Trusts Risk. Investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. This risk is also applicable to the Underlying ETPs.

Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for public securities. Rule 144A securities carry the risk that the trading market may not continue.

Underlying Fund Investment Risk. Through its investments in the Underlying ETPs, the Balanced Fund will be subject to the risks associated with the Underlying
ETPs' investments, including the possibility that the value of the securities or other assets held by an Underlying ETP could decrease. These risks include any combination of the risks described below, although the Balanced Fund's exposure to a particular risk will be proportionate to the Balanced Fund's overall
allocation and Underlying ETP's asset allocation.    Additionally, the Fund will
bear additional expenses based on its pro rata share of the Underlying ETP's operating expenses, including the potential duplication of management fees.

o  Commodities Risk. The commodities industries can be significantly affected by the level and volatility of commodity prices; world events including international monetary and political developments; import controls and worldwide competition; exploration and production spending; and tax and other government regulations and economic conditions.

o  Concentration Risk. An Underlying ETP may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is over weighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not over weighted in an industry, group of industries, or sector.

o  Emerging Markets Risk. There is an increased risk of price volatility associated with an Underlying ETP's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

o  Equity Risk. The prices of equity securities in which an Underlying ETP invests rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

o  Foreign Currency Risk. Currency movements may negatively impact the value of an Underlying ETP's investments in securities of foreign issuers even when there is no change in the value of the security in the issuer's home country.
   Under normal circumstances, the Underlying ETPs do not intend to hedge against the risk of currency exchange rate fluctuations, but some Underlying ETPs may reserve the right to do so if there is extreme volatility in currency exchange rates.

o  Foreign Securities Risk. An Underlying ETP's investments in securities of foreign issuers involve certain risks including, but not limited to, risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

o  "Growth" Investing Risk. An Underlying ETP may pursue a "growth style" of investing. Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer's future earnings and revenues. If a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.

o  Income Risk. An Underlying ETP may derive dividend and interest income from certain of its investments. This income can vary widely over the short- and long-term. If prevailing market interest rates drop, distribution rates of an
   Underlying ETP's income producing investments may decline which then may adversely affect the Fund's value.

o  Interest Rate Risk. An Underlying ETP's investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an Underlying
   ETP's yield will change over time. During periods when interest rates are low, an Underlying ETP's yield (and total return) also may be low. To the extent that the investment adviser (or sub-adviser) of an Underlying ETP anticipates interest rate trends imprecisely, the Underlying ETP could miss yield opportunities or its share price could fall.

o  Large-Cap Risk. An Underlying ETP may invest in large-cap companies. Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

o  Mid-Cap Risk. An Underlying ETP may invest in mid-cap companies. Mid-sized companies may be more volatile and more likely than large-capitalization companies to have limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

o  Small-Cap Risk. An Underlying ETP may invest in small-cap companies. Small capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends. During a period when the performance of small-cap stocks lags other types of investments - large-cap stocks, for instance - the Underlying ETP's performance could be reduced.

o  "Value" Investing Risk. An Underlying ETP may pursue a "value style" of investing. "Value style" investing as a strategy may be out of favor in the market for an extended period. Value stocks can perform differently from the market as a whole and from other types of stocks.

Performance
When the Balanced Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund's website at www.SiM-Funds.com or by calling the Fund toll-free at 1-855-746-3863 (855-SIM-FUND).